RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	For the years ended
	December 31, 2018	December 31, 2017	December 31, 2016
Salaries	$160,869	$124,746	$137,458
Employee retention allowance	$-	$10,396	$11,455
Compensation expense-share-based payments	$-	$22,309	$55,176
	$160,869	$157,451	$204,089

Disclosure of transactions between related parties [text block] [Table Text Block]
	December 31, 2018	December 31, 2017
Due from related party	$-	$4,518
Due to related parties	$260,524	$237,305